Schedule of Investments (unaudited) March 31, 2021	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.0%
AGL Energy Ltd.	2,375	$17,459
ALS Ltd.	2,243	16,585
Altium Ltd.	4,322	87,352
Ampol Ltd.	3,810	71,325
Appen Ltd.	1,173	14,193
Aristocrat Leisure Ltd.	49,160	1,289,744
Atlas Arteria Ltd.	2,221	10,078
Australia & New Zealand Banking Group Ltd.	37,858	812,829
Bank of Queensland Ltd.	15,493	102,076
Bendigo & Adelaide Bank Ltd.	37,635	288,247
BHP Group Ltd.	66,136	2,294,219
BHP Group PLC	22,149	637,714
Brambles Ltd.	3,433	27,693
carsales.com Ltd.	9,707	132,007
Challenger Ltd.	8,144	39,681
Cochlear Ltd.	4,976	800,414
Commonwealth Bank of Australia	18,288	1,199,963
Computershare Ltd.	3,529	40,493
Corporate Travel Management Ltd.(a)(b)	5,066	75,850
CSL Ltd.	5,781	1,168,362
CSR Ltd.	2,497	10,992
Domino’s Pizza Enterprises Ltd.	290	21,285
Downer EDI Ltd.	47,447	185,685
Goodman Group	2,275	31,414
IDP Education Ltd.	967	17,595
IGO Ltd.(a)	1,476	7,078
Iluka Resources Ltd.	130,372	718,091
Incitec Pivot Ltd.(a)	15,439	34,160
Insurance Australia Group Ltd.	39,181	139,576
IOOF Holdings Ltd.	87,469	234,366
JB Hi-Fi Ltd.	588	23,207
Lendlease Corp Ltd.	5,066	49,948
Link Administration Holdings Ltd.	24,625	96,430
Medibank Pvt Ltd.	178,302	380,050
Metcash Ltd.	39,667	111,312
National Australia Bank Ltd.	32,346	640,855
Nine Entertainment Co. Holdings Ltd.	5,851	12,365
Nufarm Ltd.(a)	5,182	20,967
Perpetual Ltd.	1,297	32,653
Qantas Airways Ltd.(a)	3,957	15,358
Ramsay Health Care Ltd.	440	22,473
REA Group Ltd.	6,060	655,775
Rio Tinto Ltd.	4,927	416,415
Scentre Group	164,713	354,643
SEEK Ltd.(a)	11,163	243,318
South32 Ltd.	9,591	20,584
Star Entertainment Grp Ltd. (The)(a)	9,330	27,003
Suncorp Group Ltd.	2,176	16,394
Tabcorp Holdings Ltd.	26,579	94,961
Treasury Wine Estates Ltd.	22,238	175,281
Vicinity Centres	44,839	56,683
Westpac Banking Corp.	126,109	2,339,188
WiseTech Global Ltd.	1,440	32,043
Worley Ltd.	2,511	20,114

		16,384,546

Austria — 0.4%
ANDRITZ AG	4,934	221,756
OMV AG(a)	503	25,491

Security	Shares	Value

Austria (continued)
Raiffeisen Bank International AG(a)	23,089	$506,869
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,945	50,408
voestalpine AG	1,525	63,154

		867,678

Belgium — 0.3%
Ageas SA	645	38,949
Anheuser-Busch InBev SA/NV	1,607	101,020
KBC Group NV(a)	817	59,446
Sofina SA	189	63,898
UCB SA(a)	1,461	138,888
Umicore SA	4,570	242,459

		644,660

China — 0.3%
Yangzijiang Shipbuilding Holdings Ltd.(b)	752,200	717,683

Denmark — 2.3%
AP Moeller - Maersk A/S, Class A	38	82,691
AP Moeller - Maersk A/S, Class B	422	979,681
Chr Hansen Holding A/S(a)	8,671	787,627
Coloplast A/S, Class B	144	21,650
FLSmidth & Co. A/S	596	22,833
Genmab A/S(a)	554	182,207
GN Store Nord A/S	3,033	238,724
H Lundbeck A/S	655	22,366
ISS A/S(a)	11,587	215,948
Jyske Bank AS(a)	286	13,648
NetCo. Group AS(c)	273	26,002
Novo Nordisk A/S, Class B	41,032	2,764,884
Rockwool International AS, -B Shares	156	65,660
SimCorp A/S	250	30,954
Tryg A/S	2,347	55,316

		5,510,191

Finland — 1.0%
Konecranes OYJ	231	10,295
Neste OYJ	627	33,297
Nordea Bank Abp	156,701	1,545,110
Sampo OYJ, A Shares	8,005	360,947
TietoEVRY OYJ	510	15,804
Wartsila OYJ Abp	36,439	381,984

		2,347,437

France — 10.9%
Air Liquide SA	5,811	948,796
Airbus SE(a)	491	55,688
Alstom SA(a)	5,549	276,490
Alten SA(a)	320	37,544
Amundi SA(a)(c)	11,369	908,630
Atos SE(a)	13,085	1,020,169
AXA SA	23,277	624,853
BNP Paribas SA(a)	18,326	1,116,590
Capgemini SE	578	98,276
Carrefour SA	42,883	776,422
Casino Guichard Perrachon SA(a)	11,929	397,405
Cie de Saint-Gobain(a)	10,201	602,384
CNP Assurances(a)	20,593	390,585
Credit Agricole SA(a)	4,490	65,025
Dassault Systemes SE	8,594	1,836,871
Electricite de France SA(a)	12,543	168,254
Elis SA(a)	1,382	22,557

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Engie SA(a)	39,817	$565,613
Eutelsat Communications SA	10,236	124,523
Faurecia SE(a)	3,757	199,980
Hermes International	1,095	1,211,067
Imerys SA	255	12,402
Ipsen SA	3,101	265,832
Kering SA	3,559	2,455,914
Klepierre SA	9,190	213,904
Legrand SA	4,764	442,614
L’Oreal SA	2,900	1,110,936
LVMH Moet Hennessy Louis Vuitton SE	1,811	1,209,659
Nexans SA(a)	776	68,663
Pernod Ricard SA	1,938	362,753
Publicis Groupe SA(a)	928	56,592
Remy Cointreau SA	161	29,737
Renault SA(a)	19,383	838,156
Rexel SA(a)	15,217	301,207
Rubis SCA	1,232	58,305
Safran SA(a)	562	76,447
Sanofi	896	88,600
Sartorius Stedim Biotech	24	9,877
Schneider Electric SE	12,463	1,898,553
Societe Generale SA(a)	37,894	990,732
Sodexo SA(a)	2,617	250,730
SPIE SA(a)	3,353	80,214
Suez SA	874	18,510
TOTAL SE	18,985	885,076
Ubisoft Entertainment SA(a)(b)	9,689	736,419
Unibail-Rodamco-Westfield(a)	7,919	632,715
Valeo SA	25,357	860,295
Vinci SA	1,374	140,728

		25,543,292

Germany — 7.9%
Adidas AG(a)	3,970	1,240,191
AIXTRON SE(a)	798	18,138
Allianz SE, Registered Shares	225	57,230
alstria office REIT-AG	392	6,335
Aurubis AG	1,419	117,602
BASF SE	9,230	767,041
Bayer AG	6,439	408,058
Beiersdorf AG	19,415	2,051,406
CANCOM SE	456	26,297
Continental AG, Class A(a)	638	84,455
Covestro AG(c)	8,906	599,203
Daimler AG, Registered Shares	13,078	1,167,207
Deutsche Bank AG, Registered Shares(a)	90,435	1,081,692
Deutsche Boerse AG	1,143	189,931
Deutsche Post AG, Registered Shares	15,935	874,208
Duerr AG(b)	531	22,109
DWS Group GmbH & Co. KGaA(c)	1,008	43,580
E.ON SE	67,608	787,902
Fielmann AG(a)	70	5,585
Freenet AG	1,632	39,095
GEA Group AG	616	25,266
Gerresheimer AG	139	13,805
Hannover Rueck SE	220	40,174
HeidelbergCement AG	294	26,712
Hella GmbH & Co. KGaA(a)	1,653	92,822
HelloFresh SE(a)	6,560	488,772
Henkel AG & Co. KGaA	1,553	153,859
HUGO BOSS AG	7,823	307,398

Security	Shares	Value

Germany (continued)
Infineon Technologies AG	10,739	$456,918
Jenoptik AG	2	60
KION Group AG	1,889	186,644
Knorr-Bremse AG	1,766	220,383
LANXESS AG	1,249	92,182
Merck KGaA	2,258	386,240
Nemetschek SE	1,577	100,666
ProSiebenSat.1 Media SE(a)	4,476	91,409
Puma SE(a)	1,649	161,671
Rheinmetall AG	1,430	145,035
RWE AG	2,094	82,172
SAP SE	19,789	2,427,252
Scout24 AG(c)	6,561	497,741
Siemens Energy AG	11,132	1,829,115
Siemens Healthineers AG(c)	7,217	391,174
Software AG	1,560	65,718
Talanx AG(a)	306	12,974
thyssenkrupp AG(a)	26,224	350,248
Uniper SE	1,348	48,829
United Internet AG, Registered Shares	731	29,347
Volkswagen AG(a)	556	201,709
Wacker Chemie AG	681	96,886

		18,610,446

Hong Kong — 4.2%
AIA Group Ltd.	155,600	1,904,041
ASM Pacific Technology Ltd.	2,900	37,113
BOC Hong Kong Holdings Ltd.	293,000	1,025,029
Budweiser Brewing Co. APAC Ltd.(c)	16,200	48,493
Cathay Pacific Airways Ltd.(a)	83,000	77,663
Chow Tai Fook Jewellery Group Ltd.	24,800	37,968
CK Asset Holdings Ltd.	69,000	420,043
CK Hutchison Holdings Ltd.	14,500	115,845
CLP Holdings Ltd.	2,000	19,473
Hang Lung Group Ltd.	5,000	12,675
Hang Seng Bank Ltd.(b)	18,900	367,004
Henderson Land Development Co. Ltd.	55,404	250,044
Hong Kong Exchanges & Clearing Ltd.	5,600	332,225
Hongkong Land Holdings Ltd.(b)	96,500	474,605
Hysan Development Co. Ltd.	3,000	11,739
Jardine Matheson Holdings Ltd.(b)	2,100	137,586
Jardine Strategic Holdings Ltd.(b)	9,800	323,804
Kerry Properties Ltd.	149,500	483,489
Link REIT	52,000	474,434
MTR Corp. Ltd.	91,500	520,404
New World Development Co. Ltd.	78,000	405,185
NWS Holdings Ltd.	11,000	11,661
Sun Hung Kai Properties Ltd.	47,500	719,238
Swire Pacific Ltd., Class A	28,500	214,690
Swire Properties Ltd.(b)	126,600	392,965
Techtronic Industries Co. Ltd.	50,500	865,762
WH Group Ltd.(c)	42,500	34,528
Wharf Real Estate Investment Co. Ltd.(b)	30,000	168,701
Xinyi Glass Holdings Ltd.	12,000	39,421

		9,925,828

Ireland — 0.7%
AIB Group PLC(a)	10,185	26,720
Experian PLC	22,783	784,896
Flutter Entertainment PLC(a)	1,625	348,577

2

Schedule of Investments (unaudited) (continued) March 31, 2021	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Kingspan Group PLC	3,240	$274,101
Smurfit Kappa Group PLC	2,038	95,624

		1,529,918

Isle of Man — 0.1%
Entain PLC(a)	8,154	170,522

Israel — 0.7%
Bank Hapoalim BM(a)	46,002	357,760
Bank Leumi Le-Israel BM	19,483	128,335
ICL Group Ltd.	4,392	25,748
Isracard Ltd.	270	930
Israel Discount Bank Ltd., Class A	50,887	211,556
Mizrahi Tefahot Bank Ltd.	1,725	44,981
Nice Ltd.(a)	2,561	556,766
Plus500 Ltd.	933	18,010
Shapir Engineering and Industry Ltd.	1,403	10,144
Strauss Group Ltd.	460	12,397
Teva Pharmaceutical Industries Ltd.(a)(b)	34,460	394,995

		1,761,622

Italy — 1.9%
Assicurazioni Generali SpA(a)	20,571	410,990
Banca Generali SpA(a)	3,213	113,063
Banca Mediolanum SpA(a)	1,403	13,235
Buzzi Unicem SpA	1,040	27,014
Enel SpA	77,612	772,034
Eni SpA	3,652	45,001
Hera SpA	4,597	17,627
Intesa Sanpaolo SpA(a)	141,488	383,372
Italgas SpA	7,789	50,582
Leonardo SpA(a)	37,349	302,141
Mediobanca Banca di Credito Finanziario SpA(a)	15,707	174,053
Moncler SpA(a)	769	44,040
Pirelli & C SpA(a)(c)	33,195	194,604
Prysmian SpA	4,091	132,835
Telecom Italia SpA/Milano	848,555	459,053
Telecom Italia SpA/Milano(a)	100,301	57,675
UniCredit SpA(a)	96,155	1,015,670
Unipol Gruppo SpA(a)	59,153	329,489
UnipolSai Assicurazioni SpA	4,306	12,935

		4,555,413

Japan — 24.0%
AEON Financial Service Co. Ltd.	1,000	13,449
Aisin Seiki Co. Ltd.	4,900	186,623
Ajinomoto Co., Inc.	3,600	73,796
Alfresa Holdings Corp.	900	17,376
Alps Alpine Co. Ltd.	32,500	431,030
Amada Co. Ltd.	11,100	123,961
ANA Holdings, Inc.(a)	13,300	309,465
Anritsu Corp.	1,800	39,398
Asahi Group Holdings Ltd.	10,000	423,307
Asahi Kasei Corp.	25,600	295,519
Asics Corp.	3,800	60,767
Astellas Pharma, Inc.	47,600	733,244
Bandai Namco Holdings, Inc.	2,900	207,313
Benesse Holdings, Inc.	13,100	275,955
Bridgestone Corp.	33,800	1,374,136
Calbee, Inc.	3,700	94,318
Canon, Inc.	52,200	1,186,715
Casio Computer Co. Ltd.	8,300	156,850
Central Japan Railway Co.	1,200	179,664
COMSYS Holdings Corp.	400	12,338

Security	Shares	Value

Japan (continued)
Cosmo Energy Holdings Co. Ltd.	600	$14,328
Credit Saison Co. Ltd.	2,600	31,339
Dai Nippon Printing Co. Ltd.	3,100	65,024
Daifuku Co. Ltd.	600	58,962
Daikin Industries Ltd.	700	141,511
Daito Trust Construction Co. Ltd.	1,000	116,194
Daiwa House Industry Co. Ltd.	8,300	243,598
Denso Corp.	2,000	133,328
Dentsu Group, Inc.	3,300	106,229
DIC Corp.	7,100	184,152
Dip Corp.	2,300	60,510
Disco Corp.	100	31,600
DMG Mori Co. Ltd.	1,000	16,434
Ebara Corp.	3,400	138,729
Eisai Co. Ltd.	3,600	241,971
Electric Power Development Co. Ltd.	2,400	42,000
ENEOS Holdings, Inc.	23,300	105,709
FANUC Corp.	4,900	1,177,994
Fast Retailing Co. Ltd.	1,900	1,518,817
Fuji Media Holdings, Inc.	2,200	26,971
FUJIFILM Holdings Corp.	24,100	1,433,667
GMO internet Inc.	2,500	71,904
GungHo Online Entertainment Inc.	1,300	25,755
Hino Motors Ltd.	1,400	12,041
Hitachi Ltd.	2,400	108,788
Hokuriku Electric Power Co.	1,400	9,595
Honda Motor Co. Ltd.	23,500	708,420
House Foods Group, Inc.	300	9,866
Hoya Corp.	3,700	435,478
Idemitsu Kosan Co. Ltd.	2,100	54,212
Inpex Corp.	72,800	497,799
Japan Airlines Co. Ltd.(a)	8,300	185,886
Japan Post Bank Co. Ltd.(b)	13,100	125,973
Japan Post Holdings Co. Ltd.(a)	111,000	989,258
Japan Tobacco, Inc.	79,100	1,519,543
JTEKT Corp.	2,100	21,545
Kagome Co. Ltd.	300	9,530
Kakaku.com, Inc.	1,100	30,110
Kaken Pharmaceutical Co. Ltd.	300	11,755
Kaneka Corp.	3,700	152,268
Kansai Paint Co. Ltd.	3,400	90,946
Kao Corp.	14,300	946,211
Kawasaki Heavy Industries Ltd.(a)	600	14,873
Kawasaki Kisen Kaisha Ltd.(a)	700	16,099
KDDI Corp.	31,300	964,374
Kewpie Corp.	500	11,373
Keyence Corp.	4,800	2,187,629
Kinden Corp.	600	10,231
Kirin Holdings Co. Ltd.	39,600	759,850
Kobayashi Pharmaceutical Co. Ltd.	200	18,680
Koito Manufacturing Co. Ltd.	1,200	80,739
Komatsu Ltd.	4,700	145,650
Konica Minolta, Inc.	92,200	502,151
K’s Holdings Corp.	900	12,389
Kubota Corp.	19,700	449,396
Kyoritsu Maintenance Co. Ltd.	1,000	33,227
Kyowa Exeo Corp.	1,500	39,631
Lintec Corp.	3,500	79,274
Maeda Corp.	4,400	37,999
Mazda Motor Corp.(a)	1,600	13,109
McDonald’s Holdings Co. Japan Ltd.	2,900	133,672
Medipal Holdings Corp.	700	13,455

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2021	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Chemical Holdings Corp.	3,800	$28,540
Mitsubishi Heavy Industries Ltd.	11,600	361,198
Mitsubishi Materials Corp.	9,500	222,466
Mitsubishi UFJ Financial Group, Inc.	61,900	330,997
Mitsubishi UFJ Lease & Finance Co. Ltd.(b)	95,600	577,896
Mitsui Mining & Smelting Co. Ltd.	900	31,319
Mixi, Inc.	1,800	45,131
Mizuho Financial Group, Inc.	30,100	435,257
Morinaga Milk Industry Co. Ltd.	400	21,005
MS&AD Insurance Group Holdings, Inc.	7,200	211,795
Murata Manufacturing Co. Ltd.	11,200	901,548
Nagase & Co. Ltd.	600	9,397
NEC Corp.	2,200	129,900
NEC Networks & System Integration Corp.	600	10,585
Nexon Co. Ltd.	13,200	428,314
NGK Spark Plug Co. Ltd.	2,600	45,044
Nichirei Corp.	1,200	30,840
Nidec Corp.	6,900	841,302
Nihon Unisys Ltd.	1,100	34,019
Nikon Corp.(b)	47,800	449,099
Nintendo Co. Ltd.	2,100	1,183,634
Nippon Paint Holdings Co. Ltd.	48,000	693,297
Nippon Shinyaku Co. Ltd.	500	37,226
Nippon Shokubai Co. Ltd.	600	34,392
Nippon Telegraph & Telephone Corp.	61,100	1,576,497
Nippon Television Holdings, Inc.	2,900	38,113
Nippon Yusen KK	400	13,680
Nissan Motor Co. Ltd.(a)	5,100	28,492
Nisshin Seifun Group, Inc.	2,500	41,773
Nissin Foods Holdings Co. Ltd.	800	59,313
Nitto Denko Corp.	1,000	85,721
NOK Corp.	1,100	14,983
Nomura Research Institute Ltd.	1,800	55,922
NS Solutions Corp.	400	12,715
NTT Data Corp.	2,200	34,120
Obayashi Corp.	6,000	55,074
Omron Corp.	800	62,666
Ono Pharmaceutical Co. Ltd.	500	13,076
Open House Co. Ltd.	300	12,833
Oracle Corp. Japan	400	39,158
Oriental Land Co. Ltd.	5,400	812,598
Otsuka Corp.	1,900	89,089
Otsuka Holdings Co. Ltd.	1,800	76,336
Outsourcing Inc.	800	12,982
Panasonic Corp.	46,100	596,969
Persol Holdings Co. Ltd.	1,300	25,553
Pigeon Corp.	900	34,127
Pola Orbis Holdings, Inc.	14,300	344,881
Recruit Holdings Co. Ltd.	43,400	2,131,209
Relo Group Inc.	800	16,995
Resona Holdings, Inc.(b)	24,300	102,072
Resorttrust, Inc.	1,300	21,780
Ricoh Co. Ltd.	72,700	741,043
Rinnai Corp.	400	44,865
Rohto Pharmaceutical Co. Ltd.	600	16,044
Ryohin Keikaku Co. Ltd.	10,200	242,110
Santen Pharmaceutical Co. Ltd.	2,200	30,341
Sanwa Holdings Corp.	800	10,480
Sawai Pharmaceutical Co. Ltd.	1,300	62,591
SCREEN Holdings Co. Ltd.	2,000	177,069
SCSK Corp.	400	23,772
Seiko Epson Corp.	1,700	27,753

Security	Shares	Value

Japan (continued)
Sekisui House Ltd.	1,900	$40,869
Seven & i Holdings Co. Ltd.	19,700	795,513
Seven Bank Ltd.	5,200	11,886
SG Holdings Co. Ltd.	400	9,184
Sharp Corp.	4,900	84,842
Shimamura Co. Ltd.	500	57,778
Shimano, Inc.	1,900	453,796
Shimizu Corp.	1,600	12,955
Shinsei Bank Ltd.	1,500	24,242
Shionogi & Co. Ltd.	4,500	242,932
SMC Corp.	1,800	1,048,284
Softbank Corp.	40,000	520,382
SoftBank Group Corp.	21,800	1,856,000
Sony Corp.	7,500	793,751
Square Enix Holdings Co. Ltd.	3,000	166,857
Subaru Corp.	15,700	313,789
Sugi Holdings Co. Ltd.	300	23,807
Sumitomo Chemical Co. Ltd.	192,000	996,149
Sumitomo Forestry Co. Ltd.	6,500	140,799
Sumitomo Heavy Industries Ltd.	1,900	52,830
Sumitomo Mitsui Financial Group, Inc.	42,600	1,544,134
Sumitomo Rubber Industries Ltd.	83,000	982,595
Suntory Beverage & Food Ltd.	9,900	369,177
Sysmex Corp.	4,200	453,363
T&D Holdings, Inc.	800	10,294
Takeda Pharmaceutical Co. Ltd.(b)	34,200	1,246,663
TBS Holdings, Inc.	800	15,735
Tokyo Electric Power Co. Holdings, Inc.(a)	8,800	29,417
Tokyo Electron Ltd.	3,600	1,564,680
Tokyo Gas Co. Ltd.	2,200	49,013
Tokyo Ohka Kogyo Co. Ltd.	400	25,102
Toray Industries, Inc.	6,700	43,257
Toshiba Corp.(b)	28,600	968,031
Toyo Seikan Group Holdings Ltd.	1,100	13,093
Toyo Suisan Kaisha Ltd.	1,600	67,150
Toyota Boshoku Corp.	4,100	67,991
Toyota Motor Corp.	11,700	910,494
Trend Micro, Inc.	1,100	55,218
TS Tech Co. Ltd.	8,800	131,484
Welcia Holdings Co. Ltd.	7,600	260,755
Yakult Honsha Co. Ltd.	8,100	409,845
Yamada Holdings Co. Ltd.(b)	57,900	312,904
Yamaguchi Financial Group, Inc.	4,800	31,906
Yamazaki Baking Co. Ltd.	600	9,694
Yaskawa Electric Corp.	4,800	239,819
Yokohama Rubber Co. Ltd.	2,200	39,521
Z Holdings Corp.	87,300	435,469
Zenkoku Hosho Co. Ltd.	700	32,219
Zeon Corp.	3,200	51,262

		56,520,901

Luxembourg — 0.2%
APERAM SA	405	18,208
RTL Group SA(a)	5,177	303,594
SES SA	23,401	185,641
Tenaris SA	1,912	21,621

		529,064

Macau — 0.2%
Sands China Ltd.(a)	80,800	404,979

Netherlands — 7.2%
ABN AMRO Bank NV(a)(c)	46,990	570,456
Adyen NV(a)(c)	540	1,204,958

4

Schedule of Investments (unaudited) (continued) March 31, 2021	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Aegon NV	410,363	$1,949,748
Argenx SE(a)(b)	218	59,944
ASML Holding NV	3,700	2,270,206
Flow Traders(b)(c)	3,992	166,939
GrandVision NV(a)(c)	406	12,522
Heineken NV	1,844	189,301
ING Groep NV	40,057	489,260
JDE Peet’s NV(a)	6,495	238,108
Koninklijke Ahold Delhaize NV(a)	33,600	937,200
Koninklijke Philips NV(a)	9,935	566,547
Koninklijke Vopak NV	6,711	333,922
NN Group NV	19,408	946,750
PostNL NV(a)	12,820	62,145
Prosus NV(a)	11,535	1,283,600
QIAGEN NV(a)	7,115	344,359
Randstad NV	11,762	825,633
Royal Dutch Shell PLC, A Shares	102,469	1,991,889
Royal Dutch Shell PLC, B Shares	97,622	1,796,972
Signify NV(a)(c)	9,436	485,323
Stellantis NV	12,716	224,933
Wolters Kluwer NV	1,200	104,226

		17,054,941

New Zealand — 0.3%
a2 Milk Co. Ltd.(a)	58,513	349,131
Fisher & Paykel Healthcare Corp. Ltd.	7,501	168,416
Vector Ltd.	5,687	16,096
Xero Ltd.(a)	1,947	188,442

		722,085

Norway — 0.2%
Adevinta ASA(a)	11,691	172,260
Aker Carbon Capture AS(a)	9	16
Aker Offshore Wind Holding AS(a)	9	7
Aker Solutions ASA(a)	13	23
Dolphin Drilling ASA(a)(b)(d)	8	—
Equinor ASA	15,239	297,461

		469,767

Portugal(a) — 0.3%
EDP - Energias de Portugal SA	52,840	301,804
Galp Energia SGPS SA	35,402	410,389

		712,193

Singapore — 1.0%
DBS Group Holdings Ltd.	24,900	533,890
Jardine Cycle & Carriage Ltd.	30,800	516,693
Keppel Corp. Ltd.	4,500	17,829
Oversea-Chinese Banking Corp. Ltd.(b)	45,700	399,830
Singapore Airlines Ltd.(a)(b)	72,700	300,223
Singapore Telecommunications Ltd.	166,300	302,177
United Overseas Bank Ltd.	16,300	314,297

		2,384,939

Spain — 1.0%
Banco Bilbao Vizcaya Argentaria SA	23,166	120,722
Banco Santander SA(a)	60,962	207,929
CaixaBank SA(a)	24,664	76,576
EDP Renovaveis SA	1,721	36,741
Grifols SA	1,273	33,317
Iberdrola SA	92,792	1,197,659
Mediaset Espana Comunicacion SA(a)	9	53
Naturgy Energy Group SA	7,641	187,608
Repsol SA	28,803	357,502

Security	Shares	Value

Spain (continued)
Siemens Gamesa Renewable Energy SA	2,027	$78,616
Viscofan SA	268	18,524
Zardoya Otis SA	2,011	12,867

		2,328,114

Sweden — 3.9%
AAK AB	2,174	49,224
Alfa Laval AB(a)	18,446	557,501
Atlas Copco AB, A Shares	11,024	672,103
Atlas Copco AB, B Shares	11,873	618,790
Axfood AB	881	21,060
Dometic Group AB(a)(c)	1,991	28,940
Electrolux AB, Series B	10,164	282,571
Elekta AB, -B Shares	1,406	18,239
Evolution Gaming Group AB(c)	1,743	256,683
Getinge AB	1,179	32,744
H & M Hennes & Mauritz AB, B Shares(a)	38,944	877,661
Hexpol AB	2,987	33,731
Husqvarna AB, B Shares	3,047	43,928
ICA Gruppen AB	606	29,634
Indutrade AB(a)	912	21,058
Intrum AB	722	23,185
Investor AB, B Shares	2,897	231,151
Kinnevik AB, Class B(a)	21,795	1,059,281
L E Lundbergforetagen AB, B Shares(a)	5,630	307,481
Loomis AB	7,444	226,178
Pandox AB(a)	15,266	258,569
Saab AB(a)	12,585	344,776
Sandvik AB(a)	35,297	965,793
SKF AB, B Shares	21,109	600,646
SSAB AB, -A Shares(a)	23,066	121,968
Stillfront Group AB(a)	1,688	15,604
Svenska Handelsbanken AB, A Shares	7,618	82,817
Swedish Match AB	1,303	101,649
Swedish Orphan Biovitrum AB(a)	6,814	108,969
Telefonaktiebolaget LM Ericsson, B Shares	56,446	748,206
Trelleborg AB(a)	9,421	239,608
Volvo AB, B Shares(a)	10,360	262,367

		9,242,115

Switzerland — 8.0%
Adecco Group AG, Registered Shares	2,673	180,299
Alcon, Inc.(a)	1,643	115,298
Barry Callebaut AG, Registered Shares	10	22,641
BKW AG	324	35,273
Cie Financiere Richemont SA, Class A, Registered Shares	26,258	2,521,380
Clariant AG, Registered Shares(a)	494	9,967
Credit Suisse Group AG, Registered Shares(a)	113,687	1,202,735
Georg Fischer AG	8	10,692
Givaudan SA, Registered Shares	281	1,083,886
Glencore PLC(a)	171,299	672,589
Kuehne + Nagel International AG, Registered Shares	1,147	327,613
LafargeHolcim Ltd., Registered Shares(a)	24,640	1,448,954
Logitech International SA, Registered Shares	169	17,724
Lonza Group AG, Registered Shares(a)	17	9,508
Nestle SA, Registered Shares	38,735	4,318,038
Novartis AG, Registered Shares	14,831	1,267,764
Partners Group Holding AG	13	16,613
Roche Holding AG	10,388	3,366,966
SGS SA, Registered Shares	20	56,828
Siemens Energy AG(a)	4,154	149,113
Sika AG, Registered Shares(b)	3,276	936,786

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2021	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
STMicroelectronics NV	6,223	$237,752
Straumann Holding AG, Registered Shares	14	17,479
Swatch Group AG	1,823	524,912
Swatch Group AG, Registered Shares	468	26,096
Tecan Group AG(a)	321	142,408
UBS Group AG, Registered Shares	4,179	64,655
VAT Group AG(c)	63	17,635

		18,801,604

United Kingdom — 11.7%
3i Group PLC	9,084	144,367
Abcam PLC(a)	4,776	91,586
Aggreko PLC	2,695	32,561
Associated British Foods PLC(a)	308	10,233
AstraZeneca PLC	25,268	2,521,960
Auto Trader Group PLC(a)(c)	17,795	136,061
Aviva PLC	39,185	220,874
Babcock International Group PLC(a)	155,168	488,985
Barclays PLC	47,874	122,601
Bellway PLC	3,812	178,793
BP PLC	120,541	489,632
British American Tobacco PLC	27,013	1,026,776
British Land Co. PLC	10,703	74,463
BT Group PLC(a)	130,323	278,019
Burberry Group PLC(a)	13,935	364,537
Centrica PLC(a)	420,892	314,214
Compass Group PLC(a)	15,578	314,734
ConvaTec Group PLC(c)	46,443	125,556
Diageo PLC	27,688	1,137,464
Dunelm Group PLC	17,521	313,826
GlaxoSmithKline PLC	41,830	740,508
Howden Joinery Group PLC(a)	51,348	518,852
HSBC Holdings PLC	270,252	1,575,210
Imperial Brands PLC	31,038	636,307
Informa PLC(a)	78,617	607,015
ITV PLC(a)	43,141	71,416
J Sainsbury PLC	176,044	588,689
JD Sports Fashion PLC(a)	42,892	487,587
JET2 PLC(a)	11,171	195,276
John Wood Group PLC(a)	13,354	49,787
Johnson Matthey PLC	10,150	421,631
Kingfisher PLC(a)	229,452	1,005,696
Land Securities Group PLC	13,887	132,046
Lloyds Banking Group PLC(a)	2,630,396	1,543,054
M&G PLC	20,261	57,899
Marks & Spencer Group PLC(a)	300,655	624,934
Meggitt PLC(a)	12,426	81,709
Micro Focus International PLC	116,658	891,184
National Express Group PLC(a)	2,483	10,538
Natwest Group PLC	7,266	19,661
Pearson PLC	2,496	26,615
Prudential PLC	25,510	543,427
Redrow PLC	15,493	134,136
RELX PLC	27,027	677,858
Rentokil Initial PLC(a)	14,970	99,945
Rightmove PLC(a)	98,398	789,608
Rio Tinto PLC	8,046	613,814
Rolls-Royce Holdings PLC(a)	265,146	385,045
Royal Mail PLC(a)	97,502	678,589
Smith & Nephew PLC	4,499	85,413

Security	Shares	Value

United Kingdom (continued)
Smiths Group PLC	32,848	$695,866
SSE PLC	19,515	391,295
Standard Chartered PLC	52,159	359,143
Subsea 7 SA(a)	7	70
Taylor Wimpey PLC(a)	18,616	46,285
Tesco PLC	197,617	623,922
Travis Perkins PLC(a)	7,225	153,617
Unilever PLC	26,272	1,465,971
Vistry Group PLC	7,579	113,812
WH Smith PLC(a)	11,860	293,845
Wm Morrison Supermarkets PLC	259,195	651,893

		27,476,410

United States — 0.1%
Sims Ltd.	15,161	171,976

Total Common Stocks — 95.8% (Cost: $194,156,557)		225,388,324

Preferred Securities

Preferred Stocks — 0.6%

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares	385	30,649
Henkel AG & Co. KGaA, Preference Shares	5,570	626,256
Schaeffler AG	11,376	101,116
Volkswagen AG, Preference Shares(a)	2,174	608,547

		1,366,568

Total Preferred Securities — 0.6% (Cost: $1,173,414)		1,366,568

Total Long-Term Investments — 96.4% (Cost: $195,329,971)		226,754,892

Short-Term Securities

Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(e)(f)(g)	7,227,459	7,231,795
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(e)(f)	5,622,516	5,622,516

Total Short-Term Securities — 5.4% (Cost: $12,852,474)		12,854,311

Total Investments — 101.8% (Cost: $208,182,445)		239,609,203

Liabilities in Excess of Other Assets — (1.8)%		(4,320,264)

Net Assets — 100.0%		$235,288,939

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Master Portfolio.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

6

Schedule of Investments (unaudited) (continued) March 31, 2021	International Tilts Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,180,790	$1,051,005	(a)	$—	$—	$—	$7,231,795	7,227,459	$10,529	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,615,009	7,507	(a)	—	—	—	5,622,516	5,622,516	309		—

					$—	$—	$12,854,311		$10,838		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	72	06/18/21	$7,891	$(74,100)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s investments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$16,384,546	$—	$16,384,546
Austria	50,408	817,270	—	867,678
Belgium	—	644,660	—	644,660

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2021	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
China	$—	$717,683	$—	$717,683
Denmark	—	5,510,191	—	5,510,191
Finland	—	2,347,437	—	2,347,437
France	29,737	25,513,555	—	25,543,292
Germany	—	18,610,446	—	18,610,446
Hong Kong	—	9,925,828	—	9,925,828
Ireland	—	1,529,918	—	1,529,918
Isle of Man	—	170,522	—	170,522
Israel	—	1,761,622	—	1,761,622
Italy	—	4,555,413	—	4,555,413
Japan	9,694	56,511,207	—	56,520,901
Luxembourg	—	529,064	—	529,064
Macau	—	404,979	—	404,979
Netherlands	404,394	16,650,547	—	17,054,941
New Zealand	—	722,085	—	722,085
Norway	—	469,767	—	469,767
Portugal	—	712,193	—	712,193
Singapore	—	2,384,939	—	2,384,939
Spain	53	2,328,061	—	2,328,114
Sweden	—	9,242,115	—	9,242,115
Switzerland	149,113	18,652,491	—	18,801,604
United Kingdom	412,418	27,063,992	—	27,476,410
United States	—	171,976	—	171,976
Preferred Securities
Preferred Stocks	—	1,366,568	—	1,366,568
Short-Term Securities
Money Market Funds	12,854,311	—	—	12,854,311

	$13,910,128	$225,699,075	$—	$239,609,203

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(74,100)	$—	$—	$(74,100)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

DIP	Debtor-In-Possession

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

8